Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2022
Trade and other receivables [Abstract]
Trade and other receivables
Trade and other receivables as of June 30, 2022 and December 31, 2021, consist of the following:

	Balance as of June 30,	Balance as of December 31,
	2022	2021
	($ in thousands)
Trade receivables	209,402	227,343
Tax receivables	50,092	59,350
Prepayments	22,932	9,342
Other accounts receivable	6,418	11,108
Total	288,844	307,143